QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Summarized Unaudited Quarterly Financial Data

	Quarter Ended				Year Ended December 31
	March 31	June 30	September 30	December 31
2017
Revenue	$114,973	$114,286	$112,955	$106,916	$449,130
Net operating income	55,389	55,618	54,346	53,732	219,085
(Loss) income before income taxes	(9,689)	3,268	(14,619)	36,760	15,720
Income tax expense (benefit)	206	147	(80)	3,239	3,512
Net (loss) income	$(9,895)	$3,121	$(14,539)	$33,521	$12,208

Net (loss) income per share of common stock
Basic	$(0.12)	$0.04	$(0.18)	$0.41	$0.15
Diluted	$(0.12)	$0.04	$(0.18)	$0.41	$0.15
Weighted average number of shares of common stock outstanding
Basic	82,140,750	82,142,562	82,148,869	82,148,869	82,145,295
Diluted	82,140,750	82,778,761	82,148,869	82,632,232	82,741,322

2016
Revenue	$117,945	$118,541	$118,457	$117,495	$472,438
Net operating income	57,320	57,935	57,103	57,053	229,411
Loss before income taxes	(22,074)	(27,883)	(19,459)	(2,394)	(71,810)
Income tax (benefit) expense	(226)	(525)	782	408	439
Net loss	$(21,848)	$(27,358)	$(20,241)	$(2,802)	$(72,249)

Loss per share of common stock
Basic and diluted	$(0.26)	$(0.33)	$(0.25)	$(0.03)	$(0.88)
Weighted average number of shares of common stock outstanding
Basic and diluted	83,066,599	82,114,218	82,126,397	82,127,247	82,357,349